Trade accounts receivable (Tables)	12 Months Ended
Dec. 31, 2014
Trade Accounts Receivable
Trade accounts receivable comprised the following:

	Year Ended December 31,
	2013	2014
Trade accounts receivable, gross	$29,033	$37,730
Allowance for doubtful receivables	(1,692)	(1,092)
Reserve for license cancellations and refunds	(1,182)	(1,231)

Trade accounts receivable, net	$26,160	$35,408

Allowance for Doubtful Accounts

The allowance for doubtful accounts comprised the following activity:

	Year Ended December 31,
	2012	2013	2014
Balance at beginning of period	$1,734	$1,812	$1,692
Charged to operating expenses	216	356	(72)
Amount written-off or used	(138)	(476)	(528)

Balance at end of period	$1,812	$1,692	$1,092

Reserve for License Cancellations or Refunds
The reserve for license cancellations or refunds comprised the following activity:
	Year Ended December 31,
	2012	2013	2014
Balance at beginning of period	$1,228	$2,067	$1,182
Charged against revenue(1)	8,772	9,074	10,943
Amount written-off or used(1)	(7,933)	(9,959)	(10,894)

Balance at end of period	$2,067	$1,182	$1,231

(1)	The Company corrected its presentation of the reserve for license cancellations and refunds to show the gross amounts charged to revenue and utilized.